                               ING PARTNERS, INC.
        ING American Century Small-Mid Cap Value Portfolio ("Portfolio")

                        Supplement dated November 9, 2006
                      to the Adviser Class, Initial Class,
                         and Service Class Prospectuses
                            each dated April 28, 2006

     Effective November 1, 2006, Steve Roth replaces Kevin Laub as portfolio manager to the Portfolio.

1. All references to Kevin Laub as a portfolio manager to the Portfolio are hereby deleted and replaced with Steve Roth.

2. The second paragraph under the section entitled "Description of the Portfolios - More on the Sub-Adviser" on page 77 of the Service Class and Adviser Class, and on page 73 of the Initial Class Prospectuses is hereby deleted in its entirety and replaced with the following:

               ING American Century Small-Mid Cap Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele, Steve Roth, Phillip N. Davidson, Scott A. Moore, and Michael Liss. Mr. Giele and Mr. Roth are responsible for the management of the small-capitalization assets of the Portfolio. Mr. Davidson, Mr. Moore, and Mr. Liss are responsible for the management of the mid-capitalization assets of the Portfolio. Mr. Giele, Vice President and Senior Portfolio Manager, joined American Century as an Investment Analyst in 1998 and had managed the Portfolio since 2002. Before joining American Century, he was an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998. Mr. Roth, CFA, Portfolio Manager has been a member of the Small Cap Value team since he joined the firm in 2002. Before joining American Century as an analyst, he was an equity analyst for Strong Capital Management from 2000 to 2002. Mr. Roth has managed the Portfolio since 2006 and works closely with Mr. Giele. Mr. Davidson, Chief Investment Officer-Value and Senior Vice President, joined American Century in 1993 and has managed the Portfolio since May 2006. Mr. Moor, Vice President and Senior Portfolio Manager, joined American Century in 1993 and became a portfolio manager in 1999. He has managed the Portfolio since May 2006. Mr. Liss, Vice President and Portfolio Manager, joined American Century in 1998 and became a portfolio manager in 2004. He has managed the Portfolio since May 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                               ING PARTNERS, INC.
        ING American Century Small-Mid Cap Value Portfolio ("Portfolio")

                        Supplement dated November 9, 2006
            to the Adviser Class, Initial Class and Service Class SAI
                              dated April 28, 2006

     Effective November 1, 2006, Steve Roth replaces Kevin Laub as portfolio manager to the Portfolio.

     The table and the footnote thereto, in the section entitled "ING American Century Small-Mid Cap Value Portfolio" in the sub-section entitled "Other Accounts Managed" on page 92 and in the sub-section entitled "Portfolio Manager Ownership of Securities" on page 94 of the Adviser Class, Initial Class and Service Class SAI are deleted in their entirety and replaced with the following:

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2005.

                                                       OTHER POOLED
                         REGISTERED INVESTMENT          INVESTMENT
                               COMPANIES                 VEHICLES             OTHER ACCOUNTS
                      ---------------------------   ------------------   ------------------------
                       NUMBER                        NUMBER               NUMBER
     PORTFOLIO           OF                            OF        TOTAL      OF
      MANAGER         ACCOUNTS*     TOTAL ASSETS    ACCOUNTS*   ASSETS   ACCOUNTS*   TOTAL ASSETS
-------------------   ---------   ---------------   ---------   ------   ---------   ------------
Benjamin Z. Giele         1       $ 2,147,954,012       0         N/A        4       $166,928,011
Steve Roth(1)             1       $ 2,120,458,586       0         N/A        4       $151,911,519
Phillip N. Davidson       6       $11,289,948,490       0         N/A        0           N/A
Scott A. Moore            9       $15,026,515,151       0         N/A        0           N/A
Michael Liss              4       $ 6,001,529,174       0         N/A        0           N/A

* None of these accounts have an advisory fee based on the performance of the account.

(1) Mr. Roth became a portfolio manager on November 1, 2006. Information is provided as of that date.

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PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each team member as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

                          DOLLAR RANGE OF
PORTFOLIO MANAGER     PORTFOLIO SHARES OWNED
-------------------   ----------------------
Benjamin Z. Giele              None
Steve Roth                     None
Phillip N. Davidson            None
Scott A. Moore                 None
Michael Liss                   None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE